ADDITIONAL INFORMATION OF FINANCIAL ASSETS AND LIABILITIES - Offsetting of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Trade receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	$ 780,142	$ 381,583
Offsetting	(2,392)	(20,046)
Current and noncurrent assets - Carrying value	777,750	361,537
Other receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	63,017	28,573
Offsetting	(4,498)	(4,333)
Current and noncurrent assets - Carrying value	58,519	24,240
Trade payables
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	(982,072)	(582,508)
Offsetting	2,392	20,046
Current and noncurrent liabilities - Carrying value	(979,680)	(562,462)
Other Liabilities
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	(22,125)	(25,707)
Offsetting	4,498	4,333
Current and noncurrent liabilities - Carrying value	$ (17,627)	$ (21,374)